UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

28th Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

COPY TO:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: 3/31

Date of reporting period: 7/1/13 - 6/30/14

                              PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

=================== Blackstone Alternative Alpha Master Fund ===================

HBK Offshore Fund II L.P.

Ticker:       N/A            Security ID:  N/A
Meeting Date: DEC 10, 2013   Meeting Type: Special
Record Date:  May 28, 2014

#     Proposal                             Mgt Rec   Vote Cast    Sponsor
1     Elect to exchange all of its         For       For          Management
      interests in the Fund for
      non-voting, redeemable
      participating shares in HBK
      Offshore Fund Ltd.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Blackstone Alternative Alpha Master Fund
By (Signature and Title)	/s/ Arthur Liao
Arthur Liao Treasurer (Principal Financial and Accounting Officer)

Date	August 29, 2014